INVESTMENT IN AN AFFILIATE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	23.00%	23.00%
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased	9,915,555	9,915,555
Carrying value	$ 0	$ 0
Underlying net assets	150	177
Market value	$ 99	$ 198